INTANGIBLE ASSETS INCLUDING GOODWILL - Intangible Assets Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS INCLUDING GOODWILL
Net carrying amount decrease	$ 946
Impairment of intangible assets	0	$ 0
Intangible asset amortization expense	1,520	1,544	$ 1,193
Retirement of fully amortized intangible assets	$ 1,753	$ 817